Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Treasury stock	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2019	€ 11,957,913	€ 304,437	€ (370,502)	€ 3,607,662	€ 9,454,861	€ (664,987)	€ (10,460)	€ (363,098)		€ 1,269,324	€ 13,227,237
Balance at beginning of period (in shares) at Dec. 31, 2019		304,436,876	(6,107,629)
Proceeds from exercise of options and related tax effects	10,066	€ 192		9,874							10,066
Proceeds from exercise of options and related tax effects (in shares)		192,049
Purchase of treasury stock	(365,988)		€ (365,988)								(365,988)
Purchase of treasury stock (in shares)			(5,687,473)
Dividends paid	(351,170)				(351,170)						(351,170)
Purchase/sale of noncontrolling interests	(24,225)			(24,225)						(72,643)	(96,868)
Contributions from/to noncontrolling interests										(193,174)	(193,174)
Put option liabilities	(47,064)				(47,064)						(47,064)
Transfer of cumulative gains/losses of equity investments					11,072				€ (11,072)
Net Income	987,193				987,193					209,838	1,197,031
Other comprehensive income (loss) related to:
Foreign currency translation	(759,177)					(764,864)	344	7,184	(1,841)	(50,694)	(809,871)
Cash flow hedges, net of related tax effects	3,990						3,990				3,990
Pensions, net of related tax effects	(14,328)							(14,328)			(14,328)
Fair value changes	95,901								95,901		95,901
Comprehensive income	313,579									159,144	472,723
Balance at end of period at Sep. 30, 2020	11,493,111	€ 304,629	€ (736,490)	3,593,311	10,054,892	(1,429,851)	(6,126)	(370,242)	82,988	1,162,651	12,655,762
Balance at end of period (in shares) at Sep. 30, 2020		304,628,925	(11,795,102)
Balance at beginning of period at Dec. 31, 2020	11,215,080	€ 292,877		2,872,630	10,254,913	(1,936,713)	(7,706)	(346,282)	85,361	1,116,230	€ 12,331,310
Balance at beginning of period (in shares) at Dec. 31, 2020		292,876,570									292,876,570
Proceeds from exercise of options and related tax effects	5,425	€ 117		5,308							€ 5,425
Proceeds from exercise of options and related tax effects (in shares)		117,639
Dividends paid	(392,455)				(392,455)						(392,455)
Purchase/sale of noncontrolling interests	7,024			7,024						55,854	62,878
Contributions from/to noncontrolling interests										(193,466)	(193,466)
Put option liabilities	(34,605)				(34,605)						(34,605)
Transfer of cumulative gains/losses of equity investments					(721)				721
Net Income	740,567				740,567					174,720	915,287
Other comprehensive income (loss) related to:
Foreign currency translation	674,274					681,051	(459)	(8,466)	2,148	62,900	737,174
Cash flow hedges, net of related tax effects	(234)						(234)				(234)
Pensions, net of related tax effects	36,236							36,236			36,236
Fair value changes	(21,632)								(21,632)		(21,632)
Comprehensive income	1,429,211									237,620	1,666,831
Balance at end of period at Sep. 30, 2021	€ 12,229,680	€ 292,994		€ 2,884,962	€ 10,567,699	€ (1,255,662)	€ (8,399)	€ (318,512)	€ 66,598	€ 1,216,238	€ 13,445,918
Balance at end of period (in shares) at Sep. 30, 2021		292,994,209									292,994,209